Cover	Sep. 23, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 23, 2021
Current Fiscal Year End Date	--12-26
Entity File Number	001-40837
Entity Registrant Name	Sovos Brands, Inc.
Entity Central Index Key	0001856608
Entity Tax Identification Number	81-5119352
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	168 Centennial Parkway
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Louisville
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80027
City Area Code	720
Local Phone Number	316-1225
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	SOVO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false